Segment Information - Summary of Income Data By Operating Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of operating segments [line items]
REVENUE	$ 3,771.1	$ 5,462.6	[1]	$ 5,071.1	[1]
Cost of sales and services	(3,293.5)	(4,667.1)	[1]	(4,303.1)	[1]
Gross Profit	477.6	795.5	[1]	768.0	[1]
Financial income (expense), net	(232.7)	(116.1)	[1]	(171.5)	[1]
Foreign exchange gain (loss), net	(79.1)	6.9
Loss before taxes on income	(635.2)	(186.2)	[1]	(136.2)	[1]
Income tax expense	(93.1)	(130.3)	[1]	(35.0)	[1]
Loss for the period	(728.3)	(316.5)		(171.2)
Operating Segments [member]
Disclosure of operating segments [line items]
REVENUE	3,771.1	5,462.6		5,071.1
Cost of sales and services	(3,293.5)	(4,667.1)		(4,303.1)
Gross Profit	$ 477.6	$ 795.5		$ 768.0
Gross profit %	12.70%	14.60%		15.10%
Operating income (expense)	$ (801.0)	$ (872.5)		$ (732.7)
Operating profit before financial income (expense)	(323.4)	(77.0)		35.3
Financial income (expense), net	(232.7)	(116.1)		(171.5)
Foreign exchange gain (loss), net	(79.1)	6.9
Loss before taxes on income	(635.2)	(186.2)		(136.2)
Income tax expense	(93.1)	(130.3)		(35.0)
Loss for the period	(728.3)	(316.5)		(171.2)
Commercial Aviation [member]
Disclosure of operating segments [line items]
REVENUE	1,114.4	2,234.4		2,358.3
Commercial Aviation [member] | Operating Segments [member]
Disclosure of operating segments [line items]
REVENUE	1,114.4	2,234.4		2,358.3
Cost of sales and services	(1,086.8)	(1,971.1)		(1,976.8)
Gross Profit	$ 27.6	$ 263.3		$ 381.5
Gross profit %	2.50%	11.80%		16.20%
Operating income (expense)	$ (300.8)	$ (332.2)		$ (228.6)
Operating profit before financial income (expense)	(273.2)	(68.9)		152.9
Defense and Security [member]
Disclosure of operating segments [line items]
REVENUE	653.9	576.3		460.1
Defense and Security [member] | Operating Segments [member]
Disclosure of operating segments [line items]
REVENUE	653.9	576.3		460.1
Cost of sales and services	(549.1)	(539.6)		(572.1)
Gross Profit	$ 104.8	$ 36.7		$ (112.0)
Gross profit %	16.00%	6.40%		(24.30%)
Operating income (expense)	$ (72.2)	$ (98.7)		$ (85.4)
Operating profit before financial income (expense)	32.6	(62.0)		(197.4)
Executive Jets [member]
Disclosure of operating segments [line items]
REVENUE	1,071.5	1,397.0		1,104.3
Executive Jets [member] | Operating Segments [member]
Disclosure of operating segments [line items]
REVENUE	1,071.5	1,397.0		1,104.3
Cost of sales and services	(886.1)	(1,211.1)		(914.1)
Gross Profit	$ 185.4	$ 185.9		$ 190.2
Gross profit %	17.30%	13.30%		17.20%
Operating income (expense)	$ (95.5)	$ (235.2)		$ (234.7)
Operating profit before financial income (expense)	89.9	(49.3)		(44.5)
Service and support [member]
Disclosure of operating segments [line items]
REVENUE	920.0	1,245.7		1,132.8
Service and support [member] | Operating Segments [member]
Disclosure of operating segments [line items]
REVENUE	920.0	1,245.7		1,132.8
Cost of sales and services	(751.4)	(927.4)		(819.0)
Gross Profit	$ 168.6	$ 318.3		$ 313.8
Gross profit %	18.30%	25.60%		27.70%
Operating income (expense)	$ (240.7)	$ (188.3)		$ (177.0)
Operating profit before financial income (expense)	(72.1)	130.0		136.8
All Other Segments [member]
Disclosure of operating segments [line items]
REVENUE	11.3	9.2		15.6
All Other Segments [member] | Operating Segments [member]
Disclosure of operating segments [line items]
REVENUE	11.3	9.2		15.6
Cost of sales and services	(20.1)	(17.9)		(21.1)
Gross Profit	$ (8.8)	$ (8.7)		$ (5.5)
Gross profit %	(77.90%)	(94.60%)		(35.30%)
Operating income (expense)	$ (22.6)	$ (18.1)		$ (7.0)
Operating profit before financial income (expense)	(31.4)	(26.8)		(12.5)
Total reportable Segments [member] | Operating Segments [member]
Disclosure of operating segments [line items]
REVENUE	3,771.1	5,462.6		5,071.1
Cost of sales and services	(3,293.5)	(4,667.1)		(4,303.1)
Gross Profit	$ 477.6	$ 795.5		$ 768.0
Gross profit %	12.70%	14.60%		15.10%
Operating income (expense)	$ (731.8)	$ (872.5)		$ (732.7)
Operating profit before financial income (expense)	(254.2)	(77.0)		$ 35.3
Unallocated [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Gross profit %				0.00%
Operating income (expense)	(69.2)
Operating profit before financial income (expense)	(69.2)
Financial income (expense), net	(232.7)	(116.1)		$ (171.5)
Foreign exchange gain (loss), net	(79.1)	6.9
Income tax expense	$ (93.1)	$ (130.3)		$ (35.0)

[1]	Consolidated statements of income for each of the comparative years ended December 31, 2019 and 2018 were recast to present the results of the Commercial Aviation business unit and related services as continuing operations (previously disclosed as discontinued operations) since the beginning of comparative periods (Note 1.1.1 and 2.1.5).